Income tax (Tables)	12 Months Ended
Dec. 31, 2016
Income tax [Abstract]
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of operations
	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Current income tax expenses	(200,034)	(203,366)	(288,282)
Deferred income tax benefits	45,751	25,039	7,768
Income tax expense for the year	(154,283)	(178,327)	(280,514)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income
	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	13.1%	14.0%	11.6%
Effect of tax-exempt entities	1.1%	(1.6)%	(1.7)%
Effect of change in tax rate	-	0.5%	-
Permanent differences (i)	(3.5)%	(3.8)%	(1.1)%
Change in valuation allowance	(0.4)%	(1.7)%	(1.5)%
Effect of Super Deduction available to the Group	2.0%	2.3%	2.0%
Effective income tax rate	(12.7)%	(15.3)%	(15.7)%

(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2015	2016
	RMB	RMB

Deferred tax assets:
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	83,503	65,721
Tax loss carried forward	39,904	66,816
Deferred revenue	48,244	57,284
Impairment of investment	1,698	7,949
Others	251	753
Valuation allowance (i)	(53,316)	(80,712)
Total deferred tax assets, net	120,284	117,811

Deferred tax liabilities:
Related to acquired intangible assets	16,817	3,281
Others	-	4,777
Total deferred tax liabilities, net	16,817	8,058

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of the net operating tax loss carry forwards
Amount
RMB

2017	-
2018	9,428
2019	28,373
2020	78,713
2021	178,724
Total	295,238